DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred Revenue and Other Deferred Liability
Deferred revenue and other deferred liabilities consist of the following:

	September 30, 2023	December 31, 2022
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)	28,324,749	—
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)	3,011,032	—
Other deferred liabilities	1,412,473	634,971
Deferred revenue and other deferred liabilities	32,748,254	634,971